Expense Example - Delaware Global Listed Real Assets Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	693	979	1,286	2,154	301	659	1,143	2,479	151	506	885	1,950	100	351	621	1,393	90	321	572	1,289